Employee benefits - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)	$ (11.6)	₨ (848.1)		₨ (1,479.3)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	173.9	12,715.2	₨ 11,980.0	14,490.5
Defined benefit pension plan amendment cost/(credit)	21.3	1,559.8	396.6	3,799.0
Administrative expenses	29.5	2,159.5	1,416.8	1,186.5
Net interest cost / (income) (including onerous obligations)	(5.4)	(395.9)	1,188.8	774.5
Net periodic pension cost	$ 219.4	₨ 16,038.6	₨ 14,982.2	₨ 20,250.5